Geographic and Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Geographic and Segment Information

16. Geographic and Segment Information

The Company has one reportable operating segment. The Company’s primary focus is the development and restart of our 100% owned Bunker Hill Mine in Kellogg, Idaho, U.S. The Company reported no revenues during the three months ended March 31, 2025, and 2024.

19. Segment Reporting

The Company’s sole focus is the development and restart of its 100% owned Bunker Hill Mine in Idaho, USA. As of December 31, 2024, and December 31, 2023, the Company had one single reportable segment, which is the Bunker Hill Mine. The executive team, consisting of the CEO, CFO and Executive Chairman, uses the following measurements to manage the business. The chief operating decision maker of the Bunker Hill Mine is the CEO.

	December 31
	2024	2023

Total assets	$97,601,550	$61,989,678
Interest income	$655,125	$1,107,093
Interest expense & accretion	$(8,091,412)	$(7,124,527)
Net (loss) for the year	$(25,341,623)	$(13,432,539)